Debt - Credit Risk Related Contingent Features - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Debt
Derivative liabilities		$ 2.5
Interest Rate Swaps
Debt
Derivative liabilities	$ 10.2